Postretirement Benefit Plans (Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates) (Detail) - Defined Benefit Postretirement Health And Life Coverage [Member] $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components	$ 0
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	3
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components	0
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation	$ 3